Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue recognized	$ 17,800
Deferred revenue noncurrent portion	17,307	$ 18,422
Remaining performance obligations	92,200
Expected remaining performance obligations recognized during next 12 months	74,000
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	12,000
Deferred sales commissions	$ 3,300